Share Capital (Tables)	12 Months Ended
Apr. 30, 2018
Summary of Outstanding Share Price Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2018 and 2017 and the changes during the year ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2016	139,284	$1.20
Warrants expired	(139,284)	1.20

Outstanding at April 30, 2017	—	—
Warrants issued	250,000	0.30

Outstanding at April 30, 2018	250,000	$0.30

A summary of the Company’s outstanding share purchase warrants is presented below:

Number of Warrants	Exercise Price	Expiry Date
250,000	$0.30	March 7, 2022

Summary of Changes In Options

The following is a summary of changes in options for the years ending April 30, 2018 and 2017:

	Number of Shares	Weighted Average Exercise Price
Balance at April 30, 2016	2,846,250	$1.07
Forfeited/expired	(1,497,500)	1.23

Balance at April 30, 2017	1,348,750	0.90
Forfeited	(400,000)	0.94

Outstanding and Exercisable at April 30, 2018	948,750	$0.88

Summary of Outstanding And Exercisable Options

The following is a summary of the Company’s outstanding and exercisable options at April 30, 2018:

Number Outstanding	Weighted Average Exercise Price	Weighted Average Life
50,000	$1.00	0.37
50,000	$0.80	0.31
50,000	$0.92	0.35
798,750	$0.88	0.71

948,750	$0.88	0.65

DSU [member]
Summary of RSU And DSU Plan

The DSU share plan transactions during the period were as follows:

Number of Share Units
Outstanding at April 30, 2016	—
Granted	760,000
Exercised	(20,000)
Cancelled	(140,000)

Outstanding at April 30, 2017	600,000
Granted	410,000

Outstanding at April 30, 2018	1,010,000

RSU [member]
Summary of RSU And DSU Plan

The RSU share plan transactions during the period were as follows:

Number of Share Units
Outstanding at April 30, 2016	—
Granted	961,000
Cancelled	(204,000)

Outstanding at April 30, 2017	757,000
Granted	705,000
Exercised	(178,750)
Cancelled	(42,000)

Outstanding at April 30, 2018	1,241,250